Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

Note 14. Subsequent Events

On October 2, 2017, the Company issued 31,718 shares of Common Stock to members of its Board of Directors as compensation for Board of Directors fees earned during the quarter ended September 30, 2017 (see Note 12).

On October 6, 2017, the Company effected a one-for-five reverse stock split of its then outstanding Common Stock. Consequently, all earnings per share and other per share amounts and disclosures have been retroactively adjusted for all periods presented herein.

On December 4, 2017, we, and our wholly-owned subsidiary, Capnia, Inc., a Delaware corporation, or Capnia, entered into a joint venture with OptAsia Healthcare Limited, a Hong Kong company limited by shares, or OAHL, with the purpose of developing and commercializing medical monitors, including the CoSense® End-Tidal Carbon Monoxide (ETCO) Monitor, or CoSense, that measure end-tidal carbon monoxide in breath to assist in the detection of excessive hemolysis in neonates, a condition in which red blood cells degrade rapidly and which can lead to adverse neurological outcomes.

On January 27, 2017, we entered into a Common Stock Purchase Agreement (the “2017 Aspire Purchase Agreement”) with Aspire Capital Fund, LLC (“Aspire Capital”), which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of $17.0 million in value of shares of our Common Stock over the 30-month term of the 2017 Aspire Purchase Agreement. We issued Aspire Capital 141,666 shares of Common Stock as commitment shares under the 2017 Aspire Purchase Agreement. The 2017 Aspire Purchase Agreement was terminated upon the closing of the 2017 PIPE Offering.

On December 11, 2017, the Company entered into a Securities Purchase Agreement, or the Unit Purchase Agreement, with the selling stockholders pursuant to which the Company sold and issued 8,141,116 immediately separable units at a price per unit of $1.84 for aggregate gross proceeds of approximately $15,000,000. Each unit consisted of one share of the Company’s common stock and a warrant to purchase 0.74 of a share of the Company’s common stock at an exercise price of $2.00 per share, for an aggregate of 8,141,116 shares of the Company’s common stock, or the Shares, and corresponding warrants, or the 2017 PIPE Warrants, to purchase 6,024,425 shares of the Company’s common stock, or the Warrant Shares. The Company refers to the Shares and the Warrant Shares collectively as the Resale Shares. The Company also granted certain registration rights to the selling stockholders pursuant to the Unit Purchase Agreement pursuant to which, among other things, the Company is preparing and filing this registration statement with the SEC to register for resale the Resale Shares.

During December 2017, a holder of the Series B Convertible preferred stock elected to convert 5,478 shares of the Series B Convertible shares it held into 1,095,600 shares of the Company’s Common Stock.

Note 14. Subsequent Events

(i) Merger agreement with Essentialis

On December 22, 2016, the Company entered into the Merger Agreement with Essentialis. Consummation of the merger was subject to various closing conditions, including the Company’s consummation of a financing of at least $8 million at, or substantially contemporaneous with, the closing of the Merger and the receipt of stockholder approval of the Merger at a special meeting of stockholders.

On March 6, 2017, the Company held a special shareholder meeting and received approval for issuance of the merger shares under the Merger Agreement with Essentialis, issuance of the shares of common stock for the $8 million of concurrent financing and issuance of the shares of common Stock for the $2 million investment by Aspire Capital.

On March 7, 2017, the Company completed the merger with Essentialis and issued 3,783,388 shares of common stock to shareholders of Essentialis. The Company held back 182,676 shares of common stock as partial recourse to satisfy indemnification claims, and such shares will be issued to Essentialis stockholders on the 1 year anniversary of the closing of the merger. The Company is also obligated to issue an additional 913,389 shares of common stock to Essentialis stockholders upon the achievement of a development milestone. Assuming that we issues all of the shares of our common stock held back and the development milestone is achieved, we would issue a total of 4,879,453 shares of common stock to Essentialis stockholders. Additionally, upon the achievement of certain commercial milestones associated with the sale of Essentialis’ product in accordance with the terms of the Merger Agreement, we are obligated to make cash earnout payments of up to a maximum of $30 million to Essentialis stockholders. The merger consideration described above will be reduced by any such shares of common stock issuable, or cash earnout payments payable, to Essentialis’ management carve-out plan participants and other service providers of Essentialis, in each case, in accordance with the terms of the Merger Agreement.

In addition, the Company issued 1,666,666 shares of common stock for an investment of $8 million from the completion of the concurrent financing and issued 416,666 shares of common stock for an investment of $2 million from Aspire Capital.

(ii) Shareholder lawsuit

On February 28, 2017, in regards the Lawsuit mentioned below, the Company agreed to make additional supplemental disclosures and pay $175,000 for dismissal of the lawsuit. This amount was accrued as a current liability on the balance sheet as of December 31, 2016 and recorded as an expense in general and administrative expense on the statement of operations for the year ended December 31, 2016.

On February 16, 2017, the Lawsuit captioned Garfield v. Capnia, Inc., et al., Case No. C17-00284 was filed in Superior Court of the State of California, County of Contra Costa against the Company and certain of its officers and directors. The Lawsuit alleged, generally, that the Company’s directors breached their fiduciary duties to the Company’s stockholders by seeking to sell control of the Company through an allegedly defective process, and on unfair terms. The Lawsuit also alleged that defendants failed to disclose all material facts concerning the proposed merger with Essentialis to stockholders. The Lawsuit sought, among other things, equitable relief that would have enjoined the consummation of the proposed merger, compensatory and/or rescissory damages, and attorneys’ fees and costs. The Company made certain supplemental disclosures in a Current Report on Form 8-K filed with the SEC on February 28, 2017 in connection with plaintiff’s agreement to voluntarily dismiss plaintiff’s claims in the Lawsuit. The stipulation of dismissal is pending with the court.

(iii) Sabby conversion of Series B convertible stock

On January 4th, 10th, 12th and 18th of January 2017, the two funds managed by Sabby converted an aggregate of 601 shares of their Series B Convertible Stock into 120,200 shares of Common Stock.

(iv) Aspire purchase agreement

On January 27, 2017, the Company entered into the 2017 Aspire Purchase Agreement with Aspire Capital Fund, LLC, which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of $17.0 million in value of shares of our Common Stock over the 30-month term of the purchase agreement. The Company issued Aspire Capital 141,666 shares of Common Stock as commitment shares under the 2017 Aspire Purchase Agreement. Further, on the date of the closing of the financing, as defined in the Merger Agreement, the Company sold to Aspire Capital, and Aspire Capital purchased from the Company an aggregate of $2.0 million of the Company’s common stock.

(v) Change of name to Soleno Therapeutics, Inc. from Capnia, Inc.

On May 8, 2017, the Company obtained stockholder approval to amend the Amended and Restated Certificate of Incorporation of the Company, to change the name if the Company to Soleno, Therapeutics, Inc.

(vi) Reverse stock split

On October 6, 2017, the Company effected a one-for-five reverse stock split of its then outstanding Common Stock. Consequently, all common shares and other per share amounts and disclosures have been retroactively adjusted for all periods presented herein.

(vii) Discontinued operations and assets held for sale

Subsequent to the merger with Essentialis described above, the Company explored opportunities divest, sell or dispose of the CoSense, Neo Force, Inc. and Serenz businesses.

Under ASC 205-20-45-10, during the period in which a component meets the assets held for sale and discontinued operations criteria, an entity must present the assets and liabilities of the discontinued operation separately in the asset and liability sections of the balance sheet for the comparative reporting periods. The prior period balance sheet should be reclassified for the held for sale items. For income statements, the current and prior periods should report the results of operations of the component in discontinued operations when comparative income statements are presented.

On September 2, 2015, the Company established NeoForce, Inc. (“NFI”), a wholly owned subsidiary of the Company and through NFI, acquired substantially all of the assets of an unrelated privately held company NeoForce Group, Inc.(“NeoForce”). NFI markets innovative pulmonary resuscitation solutions for the inpatient and ambulatory neonatal markets. The Company sold NFI in a stock transaction that was completed on July 18, 2017, pursuant to a Stock Purchase Agreement with Neoforce Holdings, Inc. a wholly-owned subsidiary of Flexicare Medical Limited, a privately-held United Kingdom company (see Note 5).

The components of the Balance Sheet accounts presented as assets and liabilities held for sale are as follows.

	December 31, 2016	December 31, 2015
Current assets
Accounts receivable	$133,337	$156,127
Inventory	660,391	551,008
Prepaid expenses and other current assets	—	8,624

Current assets held for sale	793,728	715,759

Long-term assets
Property & equipment, net	60,539	50,282
Goodwill	718,003	718,003
Other intangible assets	817,465	916,807

Long-term assets held for sale	1,596,007	1,685,092

Current liabilities
Accounts payable	123,379	199,714
Accrued compensation and other current liabilities	119,021	1,116,699

Total current liabilities for sale	246,400	1,316,413

Long-term liabilities
Other long-term liabilities	81,000	109,404

Long-term liabilities held for sale	$81,000	$109,404

The components of the Statement of Operations presented as Discontinued Operations are as follows.

	Year Ended December 31,
	2016	2015
Product revenue	$1,450,788	$219,917
Government grant revenue	—	387,555

Total revenue	1,450,788	607,472
Cost of product revenue	1,509,306	352,683

Gross profit loss	(58,518)	254,789
Expenses
Research and development	2,937,662	4,536,244
Sales and marketing	1,630,591	1,737,470
General and administrative	659,227	149,555

Total expenses	5,227,480	6,423,269

Operating loss	(5,285,998)	(6,168,480)
Other income (expense)	(19,896)	—

Net loss from discontinued operations, net of tax effect	$(5,327,594)	$(6,168,480)

Stock-based compensation expense of approximately $132,000 and $211,000 was classified in discontinued operations for the years ended December 31, 2016, and 2015, respectively.